10. Deferred income tax and social contribution (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DeferredTaxesLineLineItems [Line Items]
Applicable tax rate for income tax	25.00%	25.00%
Applicable tax rate for social contribution	9.00%	9.00%
TIM Celular S.A. ("TIM Celular") [Member]
DeferredTaxesLineLineItems [Line Items]
Credits related to tax carry forward losses	R$ 85,812	R$ 132,389
Deductible temporary differences and carry forward losses for which no deferred tax asset is recognized	R$ 107,092	R$ 102,860